Goodwill and Other Intangible Assets, Net - Changes in goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes in goodwill
Beginning balance	$ 1,358	$ 1,028
Additions		343
Egencia acquisition adjustments	(118)
Currency translation adjustments	(52)	(13)
Ending balance	1,188	1,358	$ 1,028
Goodwill impairment loss	0	0	$ 0
Accumulated goodwill impairment loss	$ 0
Ovation
Changes in goodwill
Additions		36
Egencia
Changes in goodwill
Additions		$ 307